CONDENSED STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY [Parenthetical] (USD $)	12 Months Ended												1 Months Ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2008 July and August 2008	Dec. 31, 2009 February 2009	Dec. 31, 2009 April 2009	Dec. 31, 2009 June 2009	Dec. 31, 2009 July 2009	Dec. 31, 2009 September 2009	Dec. 31, 2010 February and March 2010	Dec. 31, 2010 May 2010	Dec. 31, 2011 January and February 2011	Dec. 31, 2011 April 2011	Dec. 31, 2003 Founders
Sale of common stock, per share		$ 0.50											$ 0.0001
Common stock and warrants issued, price per share			$ 1	$ 1.5	$ 1.5	$ 1.5	$ 1.5	$ 1.5	$ 1.65	$ 2	$ 1.8	$ 1.65
Common stock and warrants issued, issuance date		2007-11		2009-02	2009-04	2009-06	2009-07	2009-09		2010-05		2011-04	2003-11
Exercise of options for cash, per share	$ 0.50	$ 0.003
Common stock and warrants issued, issuance start date		2007-03	2008-07						2010-02		2011-01
Options exercise date	Mar. 07, 2008
Common stock and warrants issued, issuance end date		2007-06	2008-08						2010-03		2011-02